Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2016
Fixed maturities:
U.S. government obligations	$2,870.1	$0	$0	$2,870.1	$2,899.2
State and local government obligations	0	2,502.6	0	2,502.6	2,509.5
Foreign government obligations	24.5	0	0	24.5	24.5
Corporate debt securities	0	4,550.9	0	4,550.9	4,557.8
Subtotal	2,894.6	7,053.5	0	9,948.1	9,991.0
Asset-backed securities:
Residential mortgage-backed	0	1,458.7	0	1,458.7	1,448.5
Agency residential pass-through obligations	0	40.6	0	40.6	41.2
Commercial mortgage-backed	0	2,253.1	0.3	2,253.4	2,266.9
Other asset-backed	0	2,351.1	0	2,351.1	2,350.7
Subtotal asset-backed securities	0	6,103.5	0.3	6,103.8	6,107.3
Redeemable preferred stocks:
Financials	0	59.5	0	59.5	59.8
Utilities	0	30.9	0	30.9	30.5
Industrials	0	101.5	0	101.5	98.5
Subtotal redeemable preferred stocks	0	191.9	0	191.9	188.8
Total fixed maturities	2,894.6	13,348.9	0.3	16,243.8	16,287.1
Equity securities:
Nonredeemable preferred stocks:
Financials	138.1	715.4	0	853.5	734.2
Subtotal nonredeemable preferred stocks	138.1	715.4	0	853.5	734.2
Common equities:
Common stocks	2,812.0	0	0	2,812.0	1,437.1
Other risk investments	0	0	0.4	0.4	0.4
Subtotal common equities	2,812.0	0	0.4	2,812.4	1,437.5
Total fixed maturities and equity securities	5,844.7	14,064.3	0.7	19,909.7	18,458.8
Short-term investments	3,009.3	563.6	0	3,572.9	3,572.9
Total portfolio	$8,854.0	$14,627.9	$0.7	$23,482.6	$22,031.7
Debt	$0	$3,188.5	$127.3	$3,315.8	$3,148.2

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2015
Fixed maturities:
U.S. government obligations	$2,429.2	$0	$0	$2,429.2	$2,425.4
State and local government obligations	0	2,721.4	0	2,721.4	2,677.6
Foreign government obligations	18.6	0	0	18.6	18.6
Corporate debt securities	0	3,691.6	0	3,691.6	3,713.2
Subtotal	2,447.8	6,413.0	0	8,860.8	8,834.8
Asset-backed securities:
Residential mortgage-backed	0	1,726.7	0	1,726.7	1,726.0
Agency residential pass-through obligations	0	89.3	0	89.3	90.3
Commercial mortgage-backed	0	2,643.3	9.9	2,653.2	2,665.7
Other asset-backed	0	1,767.9	0	1,767.9	1,771.1
Subtotal asset-backed securities	0	6,227.2	9.9	6,237.1	6,253.1
Redeemable preferred stocks:
Financials	0	92.0	0	92.0	76.8
Utilities	0	51.2	0	51.2	65.1
Industrials	0	91.1	0	91.1	118.1
Subtotal redeemable preferred stocks	0	234.3	0	234.3	260.0
Total fixed maturities	2,447.8	12,874.5	9.9	15,332.2	15,347.9
Equity securities:
Nonredeemable preferred stocks:
Financials	154.9	627.7	0	782.6	674.2
Subtotal nonredeemable preferred stocks	154.9	627.7	0	782.6	674.2
Common equities:
Common stocks	2,650.2	0	0	2,650.2	1,494.0
Other risk investments	0	0	0.3	0.3	0.3
Subtotal common equities	2,650.2	0	0.3	2,650.5	1,494.3
Total fixed maturities and equity securities	5,252.9	13,502.2	10.2	18,765.3	17,516.4
Short-term investments	2,056.3	115.7	0	2,172.0	2,172.0
Total portfolio	$7,309.2	$13,617.9	$10.2	$20,937.3	$19,688.4
Debt	$0	$2,722.9	$164.9	$2,887.8	$2,707.9

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2016 and 2015:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2015	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2016
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$9.9	$(9.6)	$0	$0	$0	$0	$0	$0.3
Total fixed maturities	9.9	(9.6)	0	0	0	0	0	0.3
Equity securities:
Nonredeemable preferred stocks:
Financials	0	0	0	0	0	0	0	0
Common equities:
Other risk investments	0.3	0	0	0	0	0.1	0	0.4
Total Level 3 securities	$10.2	$(9.6)	$0	$0	$0	$0.1	$0	$0.7

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2014	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2015
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$11.6	$(1.3)	$0	$0	$0	$(0.4)	$0	$9.9
Total fixed maturities	11.6	(1.3)	0	0	0	(0.4)	0	9.9
Equity securities:
Nonredeemable preferred stocks:
Financials[1]	69.3	0	0	0	(39.4)	(1.4)	(28.5)	0
Common equities:
Other risk investments	0.4	0	0	0	0	(0.1)	0	0.3
Total Level 3 securities	$81.3	$(1.3)	$0	$0	$(39.4)	$(1.9)	$(28.5)	$10.2

[1] The $69.3 million decrease during the year reflects the reclassification of our 5% interest in ARX upon our acquisition of a controlling interest in ARX. The $39.4 million reflects our inception-to-date gain recognized, including the $1.4 million reduction in valuation that occurred during the first six months of 2015.

Summary of Quantitative Information about Level 3 Fair Value Measurements
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2016	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$0.3	External vendor	Prepayment rate[1]	0
Total fixed maturities	0.3
Subtotal Level 3 securities	0.3
Third-party pricing exemption securities[2]	0.4
Total Level 3 securities	$0.7

[1] Assumes that one security has 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2015	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$9.9	External vendor	Prepayment rate[1]	0
Total fixed maturities	9.9
Subtotal Level 3 securities	9.9
Third-party pricing exemption securities[2]	0.3
Total Level 3 securities	$10.2

[1] Assumes that one security has 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.